September 15, 2004

MELLON FUNDS TRUST -
MELLON LARGE CAP STOCK FUND
MELLON INCOME STOCK FUND
MELLON MID CAP STOCK FUND
MELLON SMALL CAP STOCK FUND
MELLON BOND FUND
MELLON INTERMEDIATE BOND FUND

Supplement to Prospectus
dated December 31, 2003

At a meeting of the Board of Trustees held on September 14, 2004, the Board approved a proposal to change the investment objective of each of Mellon Large Cap Stock Fund (“Large Cap Stock Fund”), Mellon Income Stock Fund (“Income Stock Fund”), Mellon Mid Cap Stock Fund (“Mid Cap Stock Fund”), Mellon Small Cap Stock Fund (“Small Cap Stock Fund”), Mellon Bond Fund (“ Bond Fund”) and Mellon Intermediate Bond Fund (“Intermediate Bond Fund”). Accordingly, effective on or about December 31, 2004, each fund’s new investment objective will be as follows:

Large Cap Stock Fund – the fund’s new investment objective will be to seek capital appreciation. To pursue its new investment objective, the fund will continue to employ a disciplined investment process that combines computer modeling techniques, fundamental analysis and risk management.

Income Stock Fund – the fund’s new investment objective will be to seek total return (consisting of capital appreciation and income). To pursue its new investment objective, the fund will continue to employ a disciplined investment process that combines computer modeling techniques, fundamental analysis and risk management.

Mid Cap Stock Fund – the fund’s new investment objective will be to seek capital appreciation. To pursue its new investment objective, the fund will continue to employ a disciplined investment process that combines computer modeling techniques, fundamental analysis and risk management.

Small Cap Stock Fund – the fund’s new investment objective will be to seek capital appreciation. To pursue its new investment objective, the fund will continue to employ a disciplined investment process that combines computer modeling techniques, fundamental analysis and risk management.

Bond Fund – the fund’s new investment objective will be to seek total return (consisting of capital appreciation and current income). To pursue its new investment objective, the fund will continue to actively manage the bond market and maturity exposure.

Intermediate Bond Fund – the fund’s new investment objective will be to seek total return (consisting of capital appreciation and current income). To pursue its new investment objective, the fund will continue to actively manage the bond market and maturity exposure.

Each fund’s new investment objective, as with its old objective, may be changed without shareholder approval.

September 15, 2004

MELLON FUNDS TRUST -
MELLON MID CAP STOCK FUND
(Dreyfus Premier Shares)

Supplement to Prospectus
dated December 31, 2003

At a meeting of the Board of Trustees held on September 14, 2004, the Board approved a proposal to change the fund’s investment objective.

Accordingly, effective on or about December 31, 2004, the fund’s new investment objective will be to seek capital appreciation. To pursue its new investment objective, the fund will continue to employ a disciplined investment process that combines computer modeling techniques, fundamental analysis and risk management. The fund’s new investment objective, as with its old objective, may be changed without shareholder approval.